Condensed Consolidating Financial Statements	12 Months Ended
Apr. 30, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Statements
Block Financial is a 100% owned subsidiary of the Company. Block Financial is the Issuer and the Company is the full and unconditional Guarantor of the Senior Notes, our 2017 CLOC and other indebtedness issued from time to time. These condensed consolidating financial statements have been prepared using the equity method of accounting. Earnings of subsidiaries are, therefore, reflected in the Company's investment in subsidiaries account. The elimination entries eliminate investments in subsidiaries, related stockholders' equity and other intercompany balances and transactions.

CONDENSED CONSOLIDATING INCOME STATEMENTS					(in 000s)
Year ended April 30, 2018	H&R Block, Inc. (Guarantor)	Block Financial (Issuer)	Other Subsidiaries	Eliminations	Consolidated H&R Block
Total revenues	$—	$192,353	$3,028,576	$(60,998)	$3,159,931
Cost of revenues	—	81,746	1,696,719	(38,736)	1,739,729
Selling, general and administrative	—	25,691	664,723	(22,262)	668,152
Total operating expenses	—	107,437	2,361,442	(60,998)	2,407,881
Other income (expense), net	599,202	30,305	36,667	(660,120)	6,054
Interest expense on external borrowings	—	(89,068)	(304)	—	(89,372)
Income from continuing operations before income taxes (benefit)	599,202	26,153	703,497	(660,120)	668,732
Income taxes (benefit)	(13,947)	(5,203)	60,973	—	41,823
Net income from continuing operations	613,149	31,356	642,524	(660,120)	626,909
Net loss from discontinued operations	—	(13,755)	(5)	—	(13,760)
Net income	613,149	17,601	642,519	(660,120)	613,149
Other comprehensive income	996	—	996	(996)	996
Comprehensive income	$614,145	$17,601	$643,515	$(661,116)	$614,145

Year ended April 30, 2017	H&R Block, Inc. (Guarantor)	Block Financial (Issuer)	Other Subsidiaries	Eliminations	Consolidated H&R Block
Total revenues	$—	$186,659	$2,877,265	$(27,610)	$3,036,314
Cost of revenues	—	71,661	1,580,425	(7,709)	1,644,377
Selling, general and administrative	—	24,201	671,653	(19,901)	675,953
Total operating expenses	—	95,862	2,252,078	(27,610)	2,320,330
Other income (expense), net	399,996	25,361	9,330	(428,433)	6,254
Interest expense on external borrowings	—	(92,263)	(688)	—	(92,951)
Income from continuing operations before income taxes (benefit)	399,996	23,895	633,829	(428,433)	629,287
Income taxes (benefit)	(8,949)	6,472	210,847	—	208,370
Net income from continuing operations	408,945	17,423	422,982	(428,433)	420,917
Net income (loss) from discontinued operations	—	(12,705)	733	—	(11,972)
Net income	408,945	4,718	423,715	(428,433)	408,945
Other comprehensive loss	(4,066)	—	(4,066)	4,066	(4,066)
Comprehensive income	$404,879	$4,718	$419,649	$(424,367)	$404,879

Year ended April 30, 2016	H&R Block, Inc. (Guarantor)	Block Financial (Issuer)	Other Subsidiaries	Eliminations	Consolidated H&R Block
Total revenues	$—	$192,698	$2,868,343	$(22,888)	$3,038,153
Cost of revenues	—	102,707	1,588,450	(5,605)	1,685,552
Selling, general and administrative	2,537	30,780	703,375	(17,283)	719,409
Total operating expenses	2,537	133,487	2,291,825	(22,888)	2,404,961
Other income (expense), net	375,136	21,473	(9,965)	(381,395)	5,249
Interest expense on external borrowings	—	(68,531)	(431)	—	(68,962)
Income from continuing operations before income taxes (benefit)	372,599	12,153	566,122	(381,395)	569,479
Income taxes (benefit)	(1,668)	1,411	186,183	—	185,926
Net income from continuing operations	374,267	10,742	379,939	(381,395)	383,553
Net loss from discontinued operations	—	(9,286)	—	—	(9,286)
Net income	374,267	1,456	379,939	(381,395)	374,267
Other comprehensive loss	(12,973)	(8,444)	(12,973)	21,417	(12,973)
Comprehensive income (loss)	$361,294	$(6,988)	$366,966	$(359,978)	$361,294

CONDENSED CONSOLIDATING BALANCE SHEETS					(in 000s)
As of April 30, 2018	H&R Block, Inc. (Guarantor)	Block Financial (Issuer)	Other Subsidiaries	Eliminations	Consolidated H&R Block
Cash & cash equivalents	$—	$4,346	$1,540,598	$—	$1,544,944
Cash & cash equivalents - restricted	—	—	118,734	—	118,734
Receivables, net	—	51,562	95,212	—	146,774
Income taxes receivable	2,801	—	12,310	(2,801)	12,310
Prepaid expenses and other current assets	—	1,954	66,997	—	68,951
Total current assets	2,801	57,862	1,833,851	(2,801)	1,891,713
Property and equipment, net	—	467	231,421	—	231,888
Intangible assets, net	—	—	373,981	—	373,981
Goodwill	—	—	507,871	—	507,871
Deferred tax assets and income taxes receivable	1,400	17,798	14,897	—	34,095
Investments in subsidiaries	2,801,808	—	131,315	(2,933,123)	—
Amounts due from affiliates	—	1,541,954	2,400,938	(3,942,892)	—
Other noncurrent assets	—	50,073	51,328	—	101,401
Total assets	$2,806,009	$1,668,154	$5,545,602	$(6,878,816)	$3,140,949

Accounts payable and accrued expenses	$2,074	$16,628	$233,273	$—	$251,975
Accrued salaries, wages and payroll taxes	—	1,161	140,338	—	141,499
Accrued income taxes and reserves for uncertain tax positions	—	1,060	264,791	(2,801)	263,050
Current portion of long-term debt	—	—	1,026	—	1,026
Deferred revenue and other current liabilities	—	22,172	163,929	—	186,101
Total current liabilities	2,074	41,021	803,357	(2,801)	843,651
Long-term debt	—	1,490,007	4,602	—	1,494,609
Deferred tax liabilities and reserves for uncertain tax positions	9,286	4,963	215,181	—	229,430
Deferred revenue and other noncurrent liabilities	—	848	178,700	—	179,548
Amounts due to affiliates	2,400,938	—	1,541,954	(3,942,892)	—
Total liabilities	2,412,298	1,536,839	2,743,794	(3,945,693)	2,747,238
Stockholders' equity	393,711	131,315	2,801,808	(2,933,123)	393,711
Total liabilities and stockholders' equity	$2,806,009	$1,668,154	$5,545,602	$(6,878,816)	$3,140,949

As of April 30, 2017	H&R Block, Inc. (Guarantor)	Block Financial (Issuer)	Other Subsidiaries	Eliminations	Consolidated H&R Block
Cash & cash equivalents	$—	$4,486	$1,006,845	$—	$1,011,331
Cash & cash equivalents - restricted	—	8,060	98,148	—	106,208
Receivables, net	—	61,250	101,525	—	162,775
Prepaid expenses and other current assets	—	2,280	63,445	—	65,725
Total current assets	—	76,076	1,269,963	—	1,346,039
Property and equipment, net	—	78	263,749	—	263,827
Intangible assets, net	—	—	409,364	—	409,364
Goodwill	—	—	491,207	—	491,207
Deferred tax assets and income taxes receivable	5,587	30,743	47,398	—	83,728
Investments in subsidiaries	2,158,234	—	113,714	(2,271,948)	—
Amounts due from affiliates	—	1,493,195	2,194,294	(3,687,489)	—
Other noncurrent assets	—	51,829	48,114	—	99,943
Total assets	$2,163,821	$1,651,921	$4,837,803	$(5,959,437)	$2,694,108

Accounts payable and accrued expenses	$2,086	$14,218	$200,724	$—	$217,028
Accrued salaries, wages and payroll taxes	—	851	183,005	—	183,856
Accrued income taxes and reserves for uncertain tax positions	—	—	348,199	—	348,199
Current portion of long-term debt	—	—	981	—	981
Deferred revenue and other current liabilities	—	26,759	162,457	—	189,216
Total current liabilities	2,086	41,828	895,366	—	939,280
Long-term debt	—	1,487,389	5,628	—	1,493,017
Deferred tax liabilities and reserves for uncertain tax positions	28,324	8,037	122,724	—	159,085
Deferred revenue and other noncurrent liabilities	—	953	162,656	—	163,609
Amounts due to affiliates	2,194,294	—	1,493,195	(3,687,489)	—
Total liabilities	2,224,704	1,538,207	2,679,569	(3,687,489)	2,754,991
Stockholders' equity (deficiency)	(60,883)	113,714	2,158,234	(2,271,948)	(60,883)
Total liabilities and stockholders' equity	$2,163,821	$1,651,921	$4,837,803	$(5,959,437)	$2,694,108

Year ended April 30, 2017	H&R Block, Inc. (Guarantor)	Block Financial (Issuer)	Other Subsidiaries	Eliminations	Consolidated H&R Block
Net cash provided by (used in) operating activities:	$—	$(66,499)	$618,696	$—	$552,197
Cash flows from investing:
Sales, maturities and payments received on AFS securities	—	144	1,000	—	1,144
Principal payments and sales of mortgage loans and real estate owned, net	—	207,174	—	—	207,174
Capital expenditures	—	(32)	(89,223)	—	(89,255)
Payments for business acquisitions, net of cash acquired	—	—	(54,816)	—	(54,816)
Franchise loans funded	—	(34,136)	(337)	—	(34,473)
Payments received on franchise loans	—	61,102	335	—	61,437
Intercompany borrowings (payments)	—	(194,782)	(507,594)	702,376	—
Other, net	—	1,546	6,562	—	8,108
Net cash provided by (used in) investing activities	—	41,016	(644,073)	702,376	99,319
Cash flows from financing:
Repayments of line of credit borrowings	—	(1,700,000)	—	—	(1,700,000)
Proceeds from line of credit borrowings	—	1,700,000	—	—	1,700,000
Dividends paid	(187,115)	—	—	—	(187,115)
Repurchase of common stock, including shares surrendered	(322,850)	—	—	—	(322,850)
Proceeds from exercise of stock options	2,371	—	—	—	2,371
Intercompany borrowings (payments)	507,594	—	194,782	(702,376)	—
Other, net	—	—	(22,830)	—	(22,830)
Net cash provided by (used in) financing activities	—	—	171,952	(702,376)	(530,424)
Effects of exchange rate changes on cash	—	—	(4,464)	—	(4,464)
Net increase (decrease) in cash, cash equivalents and restricted cash	—	(25,483)	142,111	—	116,628
Cash, cash equivalents and restricted cash - beginning of the year	—	38,029	962,882	—	1,000,911
Cash, cash equivalents and restricted cash - end of the year	$—	$12,546	$1,104,993	$—	$1,117,539

Year ended April 30, 2016	H&R Block, Inc. (Guarantor)	Block Financial (Issuer)	Other Subsidiaries	Eliminations	Consolidated H&R Block
Net cash provided by (used in) operating activities:	$—	$(71,783)	$616,336	$—	$544,553
Cash flows from investing:
Sales, maturities and payments received on AFS securities	—	430,460	6,011	—	436,471
Principal payments and sales of mortgage loans and real estate owned, net	—	38,481	—	—	38,481
Capital expenditures	—	(21)	(99,902)	—	(99,923)
Payments for business acquisitions, net of cash acquired	—	—	(88,776)	—	(88,776)
Franchise loans funded	—	(22,479)	(341)	—	(22,820)
Payments received on franchise loans	—	54,613	394	—	55,007
Intercompany borrowings (payments)	—	(1,147,985)	(2,197,954)	3,345,939	—
Other, net	—	2,192	8,883	—	11,075
Net cash provided by (used in) investing activities	—	(644,739)	(2,371,685)	3,345,939	329,515
Cash flows from financing:
Repayments of short-term borrowings	—	(1,465,000)	—	—	(1,465,000)
Proceeds from short-term borrowings	—	1,465,000	—	—	1,465,000
Proceeds from long-term debt	—	996,831	—	—	996,831
Transfer of HRB Bank deposits	—	(419,028)	—	—	(419,028)
Customer banking deposits, net	—	(327,145)	—	440	(326,705)
Dividends paid	(201,688)	—	—	—	(201,688)
Repurchase of common stock, including shares surrendered	(2,018,338)	—	—	—	(2,018,338)
Proceeds from exercise of stock options	25,775	—	—	—	25,775
Intercompany borrowings (payments)	2,197,954	—	1,147,985	(3,345,939)	—
Other, net	(3,703)	(19,282)	4,409	—	(18,576)
Net cash provided by (used in) financing activities	—	231,376	1,152,394	(3,345,499)	(1,961,729)
Effects of exchange rate changes on cash	—	—	(10,590)	—	(10,590)
Net decrease in cash, cash equivalents and restricted cash	—	(485,146)	(613,545)	440	(1,098,251)
Cash, cash equivalents and restricted cash - beginning of the year	—	523,175	1,576,427	(440)	2,099,162
Cash, cash equivalents and restricted cash - end of the year	$—	$38,029	$962,882	$—	$1,000,911